Document and Entity Information	Jan. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001567514
Document Type	8-K
Document Period End Date	Jan. 10, 2025
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36274
Entity Tax Identification Number	36-4742850
Entity Address, Address Line One	135 Route 202/206
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	(646)
Local Phone Number	440-9333
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ITCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false